APPENDIX 1


                                  FORM 24F-2
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549



                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


            Read instructions at end of Form before preparing Form


1.    Name and Address of Issuer:

           Philadelphia Fund, Inc.
           1200 North Federal Highway #424
           Boca Raton, FL  33432


2. The Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]



3.    Investment Company Act File Number:  811-00505

      Securities Act File Number:  2-10698


4(a). Last day of fiscal year for which this notice is filed:

           November 30, 2003

4(b). [ ] Check box if this Form is being file late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


      Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.






5.    Calculation of registration fee:


     (i)    Aggregate sale price of securities sold during        $2,914,833
            the fiscal year pursuant to section 24(f):             __________


     (ii)   Aggregate price of securities redeemed or  $5,488,518
            repurchased during the fiscal year:         __________


     (iii)  Aggregate price of securities redeemed or  $8,601,546
            repurchased during any prior fiscal year    __________
            ending no earlier that October 11, 1995
            that were not previously used to reduce
            registration fees payable to the Commission:


     (iv)   Total available redemption credits [add items         $14,090,064
            5(ii) and 5(iii):                                      __________


     (v)    Net sales - if item 5(i) is greater than item        $       -0-
            5(iv) [subtract item 5(iv) from item 5(i)]:            ___________


    _______________________________________________________________
   |  (vi)  Redemption credits available for use      $(11,175,231)|
   |         in future years-if item 5(i) is less      ___________ |
   |         than 5(iv) [subtract item 5(iv) from                  |
   |         item 5(i)]:                                           |
   |                                                               |
   |_______________________________________________________________|


     (vii)  Multiplier for determining registration fee (See      x   .0000809
            Instruction C.9):                                      ___________



     (viii) Registration fee due [multiply item 5(v) by item      =         0
            5(vii)] (enter "0" if no fee is due):                  ___________
                                                                   ___________

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares
    or other units) deducted here:   0.  If there is a number of
    shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.





7.  Interest Due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                  +$        0
                                                                    __________


8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$        0
                                                                    __________


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:

      [ ] Wire Transfer

      [ ] Mail or other means


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                                  SIGNATURES



This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By(Signature and Title)*      /S/Ronald F. Rohe
                           ___________________________________
                               Ronald F. Rohe, Treasurer



Date:  January 16, 2004


*Please print the name and title of the signing officer below the signature.